Long-Term Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total	$ 51,663	$ 58,919
Current portion	3,123	9,241
Less: Current portion of deferred financing costs	(184)	(257)
Current portion of long-term debt, net of deferred financing costs, current	2,939	8,984
Long-term portion	48,540	49,678
Less: Non-current portion of deferred financing costs	(365)	(445)
Long-term debt, net of current portion and deferred financing costs, non-current	48,175	49,233
Vessel Northsea Alpha [Member] | Secondone [Member]
Debt Instrument [Line Items]
Total	3,490	3,690
Vessel Northsea Beta [Member] | Thirdone [Member]
Debt Instrument [Line Items]
Total	3,490	3,690
Pyxis Malou Vessel [Member] | Fourthone [Member]
Debt Instrument [Line Items]
Total	9,390	10,020
Pyxis Delta Vessel [Member] | Sixthone [Member]
Debt Instrument [Line Items]
Total		4,050
Pyxis Theta Vessel [Member] | Seventhone [Member]
Debt Instrument [Line Items]
Total	11,293	13,469
Pyxis Epsilon Vessel [Member] | Eighthone [Member]
Debt Instrument [Line Items]
Total	$ 24,000	$ 24,000